Nature of Business - Schedule of Principal Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
12 Retail Corporation [Member]
Name of Company	12 Retail Corporation	12 Retail Corporation
Place of Incorporation	Arizona, USA	Arizona, USA
Date of Incorporation	Sep. 18, 2017	Sep. 18, 2017
Acquisition Date	Formed by 12 Retail Corporation	Formed by 12 Retail Corporation
Attributable Equity Interest %	100.00%	100.00%
Business	As a holding Company to execute the Company's microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.	As a holding Company to execute the Company's microbrand roll up acquisition strategy as well as to penetrate the North American market with our technology to select retailers.
12 Hong Kong Limited [Member]
Name of Company	12 Hong Kong	12 Hong Kong
Place of Incorporation	Hong Kong, China	Hong Kong, China
Date of Incorporation	Feb. 02, 2014	Feb. 02, 2014
Acquisition Date	Jun. 27, 2017	Jun. 27, 2017
Attributable Equity Interest %	100.00%	100.00%
Business	Development of our technology and sales of our technology applications.	Development of our technology and sales of our technology applications.
12 Japan Limited [Member]
Name of Company	12 Japan Limited	12 Japan Limited
Place of Incorporation	Japan	Japan
Date of Incorporation	Feb. 12, 2015	Feb. 12, 2015
Acquisition Date	Jul. 31, 2017	Jul. 31, 2017
Attributable Equity Interest %	100.00%	100.00%
Business	Consultation and sales of technology applications.	Consultation and sales of technology applications.
12 Europe AG [Member]
Name of Company	12 Europe AG	12 Europe AG
Place of Incorporation	Switzerland	Switzerland
Date of Incorporation	Aug. 22, 2013	Aug. 22, 2013
Acquisition Date	Oct. 26, 2017	Oct. 26, 2017
Attributable Equity Interest %	100.00%	100.00%
Business	Consultation and sales of technology applications.	Consultation and sales of technology applications.
E-motion Apparel, Inc [Member]
Name of Company	E-Motion Apparel, Inc	E-Motion Apparel, Inc
Place of Incorporation	California, USA	California, USA
Date of Incorporation	Sep. 09, 2010	Sep. 09, 2010
Acquisition Date	May 01, 2018	Mar. 12, 2018
Attributable Equity Interest %	100.00%	100.00%
Business	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.	A subsidiary of 12 Retail and is the first microbrand acquired under the microbrand acquisition roll up strategy. Operates its own production facilities that can be utilized by all of the Company’s future microbrands.